RELATED PARTY TRANSACTIONS (Schedule of Amount Due from Related Parties) (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Amount due from related parties-trading		$ 18	$ 2,251
Mr. Qing Xu [Member] | Shareholder [Member]
Related Party Transaction [Line Items]
Amount due from related parties-trading	[1]	0	968
AirMedia Holding Ltd [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Amount due from related parties-trading	[2]	0	540
AirMedia Merger Company Ltd [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Amount due from related parties-trading	[2]	0	665
Mrs. Li Hong [Member] | Vice President [Member]
Related Party Transaction [Line Items]
Amount due from related parties-trading	[2]	0	5
Wealthy Environment Limited [Member] | Shareholder [Member]
Related Party Transaction [Line Items]
Amount due from related parties-trading	[2]	0	54
Global Earning Pacific Ltd. [Member] | Shareholder [Member]
Related Party Transaction [Line Items]
Amount due from related parties-trading	[2]	1	5
Mrs. Guo Rong [Member] | Vice President [Member]
Related Party Transaction [Line Items]
Amount due from related parties-trading	[2]	0	14
Mambo Fiesta Limited [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Amount due from related parties-trading	[2]	16	0
Shanghai Qingxuan Co Ltd [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Amount due from related parties-trading	[2]	$ 1	$ 0

[1]	The amounts due from Mr. Qing Xu represents interest free advances to the related party for personal purpose, which violated Sarbanes-Oxley Act section 402 due to the lack of internal control in term of related party borrowings, however, all the balance has been collected in May 2018, there was no gain or loss upon settlement.
[2]	The amounts represent interest free advances to the related parties in a short-term basis for operation purpose.